Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 SEGMENT
Segment Reporting [Abstract]
Number of operating segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM evaluates performance and allocates resources on a consolidated basis, reviewing financial and operational information for the entire organization rather than assessing discrete product or service lines or geographic locations.